UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2001

Institutional Investment Manager Filing this Report:

Name:		Gintel Asset Management, Inc.
Address:	6 Greenwich Office Park
		Greenwich, CT 06831

13F File Number:	     028-01327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Stephen G. Stavrides
Title:	President
Phone:	203-622-6400
Signature, Place, and Date of Signing:

	Stephen G. Stavrides	Greenwich, Connecticut	May 11, 2001

Report Type (Check only one.):
[ X ]	13F HOLDING REPORT.
[     ]	13F NOTICE.
[     ]	13 F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   none

I AM SIGNING THIS REPORT AS REQUIRED BY THE
SECURITIES EXCHANGE ACT OF 1934.

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 	0

Form 13F Information Table Entry Total:

Form 13F Information Table Value Total:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMSOUTH BANCORP                COM              032165102      222    13187 SH       SOLE                                      13187
APROPOS TECHNOLOGY INC COM     COM              038334108       87    25000 SH       SOLE                    25000
AT&T                           COM              001957109      454    21302 SH       SOLE                    20000              1302
BRITESMILE, INC                COM              110415106      658   130000 SH       SOLE                   130000
CARNIVAL CORP COM              COM              143658102      396    14300 SH       SOLE                                      14300
CHART INDUSTRIES               COM              16115Q100     2119   502024 SH       SOLE                   500000              2024
CHARTER ONE FINL INC COM       COM              160903100     2218    78384 SH       SOLE                                      78384
CHECKFREE CORP NEW             COM              162813109    15146   514525 SH       SOLE                   500000             14525
CHECKPOINT SYS INC             COM              162825103    11174  1182475 SH       SOLE                  1150000             32475
COLLATERAL THERAPEUTIC COM     COM              193921103      288    30000 SH       SOLE                    30000
COMCAST CORP CL A SPL          COM              200300200      522    12450 SH       SOLE                     1000             11450
CONSECO                        COM              208464107    52731  3275246 SH       SOLE                  2975000            300246
CYTYC CORP COM                 COM              232946103      199    12075 SH       SOLE                                      12075
DENDREAN CORP COM              COM              24823Q107      277    40000 SH       SOLE                    40000
DUFF & PHELPS SELECT UTIL      COM              264324104      168    16000 SH       SOLE                                      16000
EL PASO CORP COM               COM              28336L109      560     8575 SH       SOLE                                       8575
EQUIFAX INC COM                COM              294429105      561    17950 SH       SOLE                                      17950
EVERCEL                        COM              299759100     1194   145800 SH       SOLE                   121300             24500
FANTOM TECHNOLOGIES COM        COM              306906108     4218  1054500 SH       SOLE                   970000             84500
GREAT ATL & PAC CO             COM              390064103     8770   958500 SH       SOLE                   900000             58500
HERCULES INC COM               COM              427056106     1299   100000 SH       SOLE                   100000
IMAX CORP                      COM              45245E109     2622   847400 SH       SOLE                   807400             40000
INKTOMI CORP COM               COM              457277101      998   150100 SH       SOLE                   120000             30100
KONINKLIJKE PHILIPS EL SP ADR  COM              500472303      275    10300 SH       SOLE                                      10300
MERCURY GENERAL CORP           COM              589400100     2112    65000 SH       SOLE                                      65000
MILESTONE SCIENTIFIC COM       COM              59935P100      714   840000 SH       SOLE                   825000             15000
NATIONAL HEALTH INVS COM       COM              63633D104      161    13856 SH       SOLE                                      13856
NATIONAL HEALTH REALTY INC     COM              635905102     4559   487577 SH       SOLE                                     487577
NATIONAL HEALTHCARE CORP       COM              635906100    12679  1180577 SH       SOLE                                    1180577
NETBANK INC COM                COM              640933107     1876   214375 SH       SOLE                   190000             24375
NOBEL LEARNING COMMUNITIES INC COM              654889104      815    81500 SH       SOLE                    80000              1500
NORTHLAND CRANBERRIES          COM              666499108      835   785200 SH       SOLE                   685200            100000
SLI INC COM                    COM              78442T108     5219   625000 SH       SOLE                   600000             25000
SONIC CORP COM                 COM              835451105      689    27500 SH       SOLE                                      27500
TARGET CORP COM                COM              87612E106      361    10000 SH       SOLE                                      10000
THERMOGENESIS CORP COM NEW     COM              883623209      287   100000 SH       SOLE                   100000
TYCO INTERNATIONAL LTD COM     COM              902124106      623    14400 SH       SOLE                                      14400
UNOCAL CORP COM                COM              915289102      508    14700 SH       SOLE                                      14700
VENTIV HEALTH INC COM          COM              922793104      538    35000 SH       SOLE                    35000
VERIZON COMMUNICATIONS COM     COM              92343V104      281     5700 SH       SOLE                                       5700
VISHAY INTERTECHNOLOGY         COM              928298108     1811    91000 SH       SOLE                    50000             41000
WASTE MGMT INC DEL COM         COM              94106L109      766    31000 SH       SOLE                    21000             10000
WORLDCOM INC GA NEW            COM              55268b106      761    40734 SH       SOLE                                      40734